Document And Entity Information - shares	3 Months Ended
	Jan. 31, 2019	Mar. 29, 2019
Document Information [Line Items]
Entity Registrant Name	CONCRETE PUMPING HOLDINGS, INC.
Entity Central Index Key	0001703956
Trading Symbol	bbcp
Current Fiscal Year End Date	--10-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		28,847,707
Document Type	S-1/A
Document Period End Date	Jan. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Amendment No. 2